UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-01728

Nicholas Fund, Inc.
(Exact Name of Registrant as Specified in Charter)

700 North Water Street, Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices)	(Zip Code)

Jeffrey T. May, Senior Vice President, Secretary and Treasurer
700 North Water Street
Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)

Registrant's Telephone Number, Including Area Code: 414-272-4650

Date of Fiscal Year End: 03/31/2008 Date of Reporting Period: 12/31/2007

Item 1. Schedule of Investments.

	Nicholas Fund, Inc.
	Schedule of Investments (unaudited)
	December 31, 2007

		VALUE
		--------------
COMMON STOCKS - 94.12%
	Consumer Discretionary - Consumer Durables &
	Apparel - 3.51%
650,000	Fortune Brands, Inc.	$ 47,034,000
1,209,900	Helen of Troy Limited *	20,737,686
		--------------
		67,771,686
		--------------
	Consumer Discretionary - Hotels, Restaurants
	& Leisure - 4.80%
1,254,037	California Pizza Kitchen, Inc. *	19,525,356
1,100,000	Six Flags, Inc. *	2,233,000
1,850,000	Yum! Brands, Inc.	70,799,500
		--------------
		92,557,856
		--------------
	Consumer Discretionary - Retail - 7.08%
450,000	Best Buy Co., Inc.	23,692,500
700,000	Kohl's Corporation *	32,060,000
2,050,000	O'Reilly Automotive, Inc. *	66,481,500
380,000	Penske Automotive Group, Inc.	6,634,800
864,100	Sally Beauty Company, Inc. *	7,820,105
		--------------
		136,688,905
		--------------
	Consumer Staples - Food & Staple
	Retail - 2.86%
1,450,000	Walgreen Co.	55,216,000
		--------------
	Consumer Staples - Food, Beverage &
	Tobacco - 2.89%
2,354,800	Constellation Brands, Inc. - Class A *	55,667,472
		--------------

	Energy - 8.83%
400,000	Apache Corporation	43,016,000
531,300	Inergy, L.P.	16,523,430
230,000	Kayne Anderson Energy Development Company	5,269,300
700,000	Kayne Anderson Energy Total Return Fund, Inc.	19,355,000
700,000	Kayne Anderson MLP Investment Company	20,538,000
1,242,214	Kinder Morgan Management, LLC *	65,762,821
		--------------
		170,464,551
		--------------
	Financials - Banks - 5.57%
1,223,475	Bank Mutual Corporation	12,932,131
2,054,126	Marshall & Ilsley Corporation	54,393,256
1,792,975	MGIC Investment Corporation	40,216,429
		--------------
		107,541,816
		--------------
	Financials - Diversified - 9.74%
900,000	Affiliated Managers Group, Inc. *	105,714,000
800,000	American Express Company	41,616,000
50,000	Leucadia National Corporation	2,355,000
1,070,000	Moody's Corporation	38,199,000
		--------------
		187,884,000
		--------------
	Financials - Insurance - 13.47%
1,035	Berkshire Hathaway Inc. - Class A *	146,556,000
500,000	Loews Corporation	25,170,000
298,536	Mercury General Corporation	14,870,078
330,000	Philadelphia Consolidated Holding Corp. *	12,985,500
2,024,312	W.R. Berkley Corporation	60,344,741
		--------------
		259,926,319
		--------------
	Health Care - Equipment - 1.17%
507,500	Covidien Ltd.	22,477,175
		--------------

	Health Care - Pharmaceuticals &
	Biotechnology - 4.60%
450,000	Gilead Sciences, Inc. *	20,704,500
1,180,688	Thermo Fisher Scientific Inc. *	68,102,084
		--------------
		88,806,584
		--------------
	Health Care - Services - 6.21%
1,001,087	Cardinal Health, Inc.	57,812,774
1,100,000	DaVita, Inc. *	61,985,000
		--------------
		119,797,774
		--------------
	Industrials - Capital Goods - 7.21%
600,000	General Dynamics Corporation	53,394,000
1,210,600	Oshkosh Truck Corporation	57,212,956

325,000	W.W. Grainger, Inc.	28,444,000
		--------------
		139,050,956
		--------------
	Industrials - Commerical Services &
	Supplies - 3.19%
1,150,000	Brady Corporation	40,353,500
500,000	Copart, Inc. *	21,275,000
		--------------
		61,628,500
		--------------
	Industrials - Transportation - 0.87%
700,000	Heartland Express, Inc.	9,926,000
250,000	J.B. Hunt Transport Services, Inc.	6,887,500
		--------------
		16,813,500
		--------------
	Information Technology - Hardware &
	Equipment - 3.16%
1,750,000	Dell Inc. *	42,892,500
487,500	Tyco Electronics Ltd.	18,100,875
		--------------
		60,993,375
		--------------
	Information Technology - Software &
	Services - 4.15%
500,000	Fiserv, Inc. *	27,745,000
950,000	Hewitt Associates, Inc. *	36,375,500
684,708	Metavante Technologies, Inc. *	15,967,391
		--------------
		80,087,891
		--------------
	Materials - 4.43%
1,000,000	Bemis Company, Inc.	27,380,000
1,381,901	CEMEX, S.A.B. de C.V.	35,722,141
687,500	Stepan Company	22,364,375
		--------------
		85,466,516
		--------------
	Telecommunication Services - 0.38%
2,400,000	Level 3 Communications, Inc. *	7,296,000
		--------------
TOTAL Common Stocks	(COST: $ 1,143,985,966)	1,816,136,876
		--------------

SHORT-TERM INVESTMENTS - 5.73%
	Commercial Paper - 5.49%
$5,850,000	General Mills, Inc. 01/02/08, 5.45%	5,850,000
8,000,000	Starbucks Corporation 01/03/08, 5.05%	7,998,878
5,275,000	Time Warner Inc. 01/04/08, 5.47%	5,273,397
5,000,000	CVS Corporation 01/07/08, 5.15%	4,996,424
300,000	Time Warner Inc. 01/08/08, 5.48%	299,726
5,600,000	Travelers Companies Inc. (The) 01/08/08, 5.05%	5,595,287
2,000,000	Wisconsin Energy Corporation 01/08/08, 5.60%	1,998,133
1,625,000	Avery Dennison Corporation 01/09/08, 5.60%	1,623,231
5,400,000	Starbucks Corporation 01/09/08, 5.40%	5,394,330
5,000,000	Wisconsin Energy Corporation 01/09/08, 5.35%	4,994,799
8,450,000	Chevron Phillips Chemical Company
	01/14/2008, 5.15%	8,435,494
300,000	Alcoa Inc. 1/15/08, 5.40%	299,415
5,000,000	Chevron Phillips Chemical Company
	01/16/2008, 5.10%	4,990,083
6,000,000	Alcoa Inc. 1/17/08, 5.45%	5,986,375
5,000,000	H.J. Heinz Finance Company 01/18/08, 5.25%	4,988,333
5,000,000	CVS Corporation 01/23/08, 4.80%	4,986,000
5,000,000	CVS Corporation 01/23/08, 4.80%	4,986,000
5,775,000	General Mills, Inc. 01/24/08, 5.45%	5,755,766
3,300,000	H.J. Heinz Finance Company 01/24/08, 4.50%	3,290,925
5,625,000	Dow Chemical Company 01/25/08, 5.08%	5,606,744
3,675,000	Barclays U.S. Funding LLC 1/29/08, 4.74%	3,661,936
350,000	Home Depot Inc. (The) 01/30/08, 4.97%	348,647
2,675,000	H.J. Heinz Finance Company 02/01/08, 5.40%	2,662,962
6,100,000	CVS Corporation 03/05/08, 4.90%	6,047,693
		--------------
		106,070,578
		--------------
	Variable Rate Security - 0.24%
4,597,655	Wisconsin Corporate Central Credit Union
	01/02/08, 4.53%	4,597,655
		--------------

TOTAL Short-term Investments	(COST: $ 110,668,233)	110,668,233
		--------------

TOTAL SECURITY HOLDINGS -	99.85%	1,926,805,109
		--------------

OTHER ASSETS, NET OF LIABILITIES - 0.15%		2,827,392
		--------------
TOTAL NET ASSETS		$1,929,632,501
		--------------
		--------------

% OF NET ASSETS * NON-INCOME PRODUCING

As of December 31, 2007, investment cost for federal tax purposes was $1,255,502,285 and the tax basis components of unrealized appreciation/depreciation were as follows:

Unrealized appreciation	$734,701,030
Unrealized depreciation	(63,398,206)
------------
Net unrealized appreciation	$671,302,824
------------
------------

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semiannual or Annual Report to Shareholders.

Item 2. Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls during the last fiscal quarter.

Item 3. Exhibits.

Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Act, attached hereto as part of EX-99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas Fund, Inc. By: /s/ Albert O. Nicholas Name: Albert O. Nicholas Title: Principal Executive Officer Date: 02/27/2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Albert O. Nicholas Name: Albert O. Nicholas Title: Principal Executive Officer Date: 02/27/2008 By: /s/ Jeffrey T. May Name: Jeffrey T. May Title: Principal Financial Officer Date: 02/27/2008